Principal accounting policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Bottom of range [member]
Statements [Line Items]
Right of use assets term of lease	1 year
Top of range [member]
Statements [Line Items]
Right of use assets term of lease	20 years